COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Liabilities at fair value through profit or loss (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Liabilities at fair value through profit or loss
Liabilities at fair value through profit or loss	$ 2,053,216	$ 3,021,859
Local currency [member]
Liabilities at fair value through profit or loss
Liabilities at fair value through profit or loss	1,364,304	$ 3,021,859
Foreign currency [member]
Liabilities at fair value through profit or loss
Liabilities at fair value through profit or loss	$ 688,912